Securities 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
The amortized cost and fair value of available for sale securites by maturity
Under 1 year amortized cost	$ 18,977
1 to 5 amortized cost	36,872
5 to 10 years amortized cost	52,045
10 and over amortized cost	2,998
Under 1 year fair value	19,180
1 to 5 fair value	38,480
5 to 10 years fair value	52,348
10 and over fair value	2,843
Fair Value	112,851
The amortized cost and fair value held to maturity securities by maturity
Under 1 year amortized cost	31,107
1 to 5 amortized cost	119,175
5 to 10 years amortized cost	16,055
10 and over amortized cost	888
Total	167,225	155,881
Under 1 year fair value	31,467
1 to 5 fair value	123,264
5 to 10 years fair value	16,583
10 and over fair value	$ 1,203